Pension obligations (Schedule of additional information about defined benefit plans, balance by member group) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 145,129	$ 216,369	$ 240,354
Active members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	112,951	176,644
Deferred members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	2,439	2,538
Retired members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 29,739	$ 37,187